Preferred Stock (Tables)	12 Months Ended
Mar. 31, 2011
Preferred Stock
Schedule of Preferred Stock Issued and Outstanding

	Outstanding at March 31, 2009	Net change	Outstanding at March 31, 2010	Net change	Outstanding at March 31, 2011
	(number of shares)
Preferred stock:
Class 3	100,000,000	—	100,000,000	(100,000,000)	—
Class 5	156,000,000	—	156,000,000	—	156,000,000
Class 11	1,000	—	1,000	—	1,000

Total	256,001,000	—	256,001,000	(100,000,000)	156,001,000

Schedule of Aggregate Liquidation Preference of Preferred Stock Issued and Outstanding

	Aggregate amount at March 31, 2009	Net change	Aggregate amount at March 31, 2010	Net change	Aggregate amount at March 31, 2011
	(in millions)
Preferred stock:
Class 3	¥250,000	¥—	¥250,000	¥(250,000)	¥—
Class 5	390,000	—	390,000	—	390,000
Class 11	1	—	1	—	1

Total	¥640,001	¥—	¥640,001	¥(250,000)	¥390,001

Schedule of Changes in the Unamortized Discount Arising from Beneficial Conversion Features of Preferred Stock

	Class 8	Class 11	Class 12	Total
	(in millions)
Fiscal year ended March 31, 2009:
Balance at March 31, 2008	¥1,160	¥1	¥7,658	¥8,819
Addition on conversion price/ratio reset	—	—	659	659
Amortization to retained earnings	(1,160)	(1)	(3,618)	(4,779)
Charged to retained earnings on conversion of preferred stock	—	—	(4,699)	(4,699)

Balance at March 31, 2009	¥—	¥—	¥—	¥—